UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA INSURED MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Insured Municipal Fund

8/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 169.2%
Airport & Port Revenue – 5.8%
Port of Oakland, CA, “A”, MBIA, 5%, 2026	$500,000	$458,690
Port of Oakland, CA, “K”, FGIC, 5.75%, 2029	1,000,000	995,070
San Diego County, CA, Regional Airport Authority, AMBAC, 5.25%, 2020	500,000	511,110

		$1,964,870

General Obligations - General Purpose – 6.4%
State of California, AMBAC, 6%, 2017	$1,000,000	$1,158,598
State of California, AMBAC, 5%, 2034	1,000,000	1,006,160

		$2,164,758

General Obligations - Schools – 19.8%
Culver City, CA, School Facilities Financing Authority Rev. (Culver City Unified School District), FSA, 5.5%, 2025	$1,000,000	$1,109,920
Dublin, CA, Unified School District (Election of 2004), “C”, MBIA, 0%, 2032	3,000,000	762,870
Pomona, CA, Unified School District, “A”, MBIA, 6.55%, 2029	1,000,000	1,119,520
Rescue, CA, Unified School District (Election of 1998), MBIA, 0%, 2026	1,125,000	435,893
Union, CA, Elementary School District, “A”, FGIC, 0%, 2018	1,630,000	1,041,863
Vallejo City, CA, Unified School District, “A”, MBIA, 5.9%, 2025	500,000	503,450
West Contra Costa, CA, Unified School District, “A”, MBIA, 5.7%, 2023	500,000	532,180
West Covina, CA, Unified School District, “A”, MBIA, 5.8%, 2021	500,000	542,650
Yuba City, CA, Unified School District, FGIC, 0%, 2018	1,000,000	636,060

		$6,684,406

Healthcare Revenue - Hospitals – 15.5%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$385,000	$387,318
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5.25%, 2027	250,000	227,963
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	405,000	392,445
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,019,520
California Statewide Communities Development Authority Rev. (Catholic West), 6.5%, 2010 (c)	145,000	157,885
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	500,000	453,530
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “B”, BHAC, 5%, 2041	540,000	534,006
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	500,000	514,315
Oakland, CA, Rev. (Harrison Foundation), “A”, AMBAC, 6%, 2010 (c)	1,000,000	1,054,850
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	382,056
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	130,000	116,479

		$5,240,367

Healthcare Revenue - Long Term Care – 6.8%
ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home), MBIA, 6%, 2024	$2,000,000	$2,013,380
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	250,000	282,875

		$2,296,255

Human Services – 0.4%
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	$140,000	$126,923

Industrial Revenue - Other – 1.2%
California Statewide Communities Development Authority Rev. (Anheuser-Busch), 4.8%, 2046	$500,000	$393,360

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 3.4%
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	$160,000	$160,462
San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev., FSA, 6.75%, 2025	1,000,000	1,002,730

		$1,163,192

Single Family Housing - Local – 2.7%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$1,000,000	$863,950
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	20,000	20,273
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,035

		$904,258

Single Family Housing - Other – 2.6%
California Department of Veterans Affairs, Home Purchase Rev., “B”, 5.25%, 2037	$1,000,000	$893,170

Single Family Housing - State – 2.7%
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	$995,000	$919,997

Solid Waste Revenue – 1.4%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$493,375

State & Local Agencies – 31.6%
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project),, AMBAC, 4.5%, 2041	$725,000	$634,259
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., SBHAC, 5%, 2038	1,000,000	1,004,470
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	918,540
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	911,600
Huntington Park, CA, Public Financing Authority Rev., “A”, FSA, 5.25%, 2019	1,000,000	1,082,340
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2018	2,020,000	1,289,709
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2023	2,220,000	1,029,703
Pacifica, CA, Certificates of Participation (Street Improvement Project), AMBAC, 5.875%, 2009 (c)	1,500,000	1,601,445
Sacramento, CA, City Financing Authority (Master Lease Program Facilities), “E”, AMBAC, 5.25%, 2026	1,000,000	1,065,530
Western Placer, CA, Unified School, “B”, ASSD GTY, 5.125%, 2047	1,200,000	1,142,784

		$10,680,380

Tax - Other – 2.2%
Southern California Logistics Airport Authority (Southern California Authority Project), XLCA, 5%, 2043	$820,000	$754,023

Tax Assessment – 16.2%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$477,805
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	1,000,000	988,410
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	101,572
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), MBIA, 5.25%, 2020	1,075,000	1,164,257
Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., “C”, AMBAC, 5.5%, 2031	750,000	768,870
Oceanside, CA, Community Development Commission, Tax Allocation (Downtown Redevelopment Project Escrow Bonds), 5.7%, 2025	500,000	503,445

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch), “A”, 6.7%, 2009 (c)	$200,000	$213,628
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	481,090
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, MBIA, 4.25%, 2030	900,000	767,223

		$5,466,300

Tobacco – 5.8%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$1,500,000	$1,233,915
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,000,000	740,660

		$1,974,575

Transportation – Special Tax – 5.5%
Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, FSA, 5.5%, 2016 (c)	$1,000,000	$1,157,300
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, MBIA, 5%, 2030 (f)	685,000	695,234

		$1,852,534

Universities – Colleges – 14.6%
Allan Hancock, CA, Joint Community College (Election of 2006), “A”, FSA, 4.375%, 2031	$100,000	$91,656
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	1,001,130
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	205,000	223,009
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	45,000	48,953
California University Rev., “C”, MBIA, 5%, 2029	1,500,000	1,509,765
Chabot Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 0%, 2026	970,000	370,957
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	195,000	183,113
Rancho Santiago, CA, Community College District, FSA, 5.125%, 2029	1,000,000	1,078,630
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	419,325

		$4,926,538

Utilities – Investor Owned – 9.0%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$1,000,000	$1,033,090
California Pollution Control Financing Authority, Pollution Control Rev. (San Diego Gas & Electric Co.), “A”, 6.8%, 2015	500,000	561,865
California Pollution Control Financing Authority, Pollution Control Rev. (Southern California Edison Co.), “B”, MBIA, 5.45%, 2029	1,500,000	1,447,305

		$3,042,260

Utilities – Other – 1.6%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$585,000	$548,379

Water & Sewer Utility Revenue – 14.0%
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.7%, 2029	$1,500,000	$1,555,485
Los Angeles, CA, Department of Water & Power, Waterworks Rev., “C”, MBIA, 5%, 2022	1,000,000	1,035,150
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, MBIA, 5.5%, 2029	2,000,000	2,137,480

		$4,728,115

Total Municipal Bonds		$57,218,035

Floating Rate Demand Notes – 5.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	$100,000	$100,000
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.29%, due 9/02/08	300,000	300,000

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – continued
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.2%, due 9/02/08	$800,000	$800,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.27%, due 9/02/08	100,000	100,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	400,000	400,000

Total Floating Rate Demand Notes		$1,700,000

Total Investments		$58,918,035
Other Assets, Less Liabilities – (1.9)%		(641,581)
Preferred shares (Issued by the Fund) – (72.3)%		(24,450,000)

Net Assets applicable to common shares – 100.0%		$33,826,454

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

SIFMA	Securities Industry and Financial Markets Association.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$58,918,035	$—	$58,918,035
Other Financial Instruments	$1,471	$(215,570)	$—	$(214,099)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$59,015,764

Gross unrealized appreciation	$1,728,211
Gross unrealized depreciation	(1,825,940)

Net unrealized appreciation (depreciation)	$(97,729)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/08

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	48	$5,631,000	Dec-08	$5,457
U.S. Treasury Note 10 yr (Short)	54	6,237,000	Dec-08	(3,986)

				$1,471

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 8/31/08

Swap Agreements at 8/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
12/17/18	USD	3,000,000	Merrill Lynch Capital Services	7-Day SIFMA	3.70% (fixed rate)	$(79,950)
11/28/23	USD	3,000,000	Goldman Sachs International	7-Day SIFMA	3.75% (fixed rate)	(56,850)
12/17/23	USD	2,000,000	Morgan Stanley Capital Services, Inc.	7-Day SIFMA	3.87% (fixed rate)	(61,820)
10/08/28	USD	3,000,000	JPMorgan Chase Bank	7-Day SIFMA	3.7035% (fixed rate)	(16,950)

						$(215,570)

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.